Accrued Expenses	3 Months Ended
Mar. 31, 2022
Accrued Expenses [Abstract]
ACCRUED EXPENSES

8 — ACCRUED EXPENSES

Accrued expenses consist of the following:

	March 31, 2022	December 31, 2021
Clinical research organization services and expenses	$995,088	$1,826,479
Employee compensation	357,535	520,795
Preclinical and manufacturing expenses	293,150	–
Legal and consulting services	39,058	29,656
Minimum license royalties	10,000	–
Total accrued expenses	$1,694,831	$2,376,930